Net interest income (Tables)	12 Months Ended
Dec. 31, 2014
Net interest income
in	2014	2013	2012
Net interest income (CHF million)
Loans	5,077	4,843	4,861
Investment securities	39	45	64
Trading assets	9,503	10,057	11,945
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,317	2,517	2,940
Other	2,125	2,094	2,280
Interest and dividend income	19,061	19,556	22,090
Deposits	(1,045)	(978)	(1,345)
Short-term borrowings	(119)	(132)	(184)
Trading liabilities	(3,938)	(5,083)	(6,833)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,042)	(1,156)	(1,677)
Long-term debt	(3,594)	(3,846)	(4,632)
Other	(289)	(246)	(276)
Interest expense	(10,027)	(11,441)	(14,947)
Net interest income	9,034	8,115	7,143

Bank
Net interest income
in	2014	2013	2012
Net interest income (CHF million)
Loans	4,606	4,319	4,314
Investment securities	27	28	52
Trading assets	9,507	10,058	11,949
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	2,317	2,517	2,940
Other	2,128	2,095	2,284
Interest and dividend income	18,585	19,017	21,539
Deposits	(1,035)	(958)	(1,322)
Short-term borrowings	(119)	(67)	(71)
Trading liabilities	(3,938)	(5,083)	(6,833)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(1,042)	(1,155)	(1,676)
Long-term debt	(3,484)	(3,796)	(4,579)
Other	(290)	(248)	(276)
Interest expense	(9,908)	(11,307)	(14,757)
Net interest income	8,677	7,710	6,782